FIXED ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 71,036	$ 286,099
Depreciation	$ 217,030	$ 51,189